DERIVATIVES - Derivative Financial Instruments, Average Remaining Maturity and the Weighted-Average Interest Rates being Paid and Received (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Notional Value	$ 2,719,980	$ 1,674,080
Asset conversion swaps
Derivative [Line Items]
Notional Value	$ 2,719,980
Average Maturity (years)	6 years 2 months
Fair Value	$ 1
Weighted-Average Rate Receive	4.68%
Weighted-Average Rate Pay	4.68%
Asset conversion swaps | Derivative Financial Instruments Receive Fixed Pay Variable
Derivative [Line Items]
Notional Value	$ 1,359,990
Average Maturity (years)	6 years 2 months
Fair Value	$ 5,615
Weighted-Average Rate Receive	4.70%
Weighted-Average Rate Pay	4.67%
Asset conversion swaps | Derivative Financial Instruments Receive Variable Pay Fixed
Derivative [Line Items]
Notional Value	$ 1,359,990
Average Maturity (years)	6 years 2 months
Fair Value	$ (5,614)
Weighted-Average Rate Receive	4.67%
Weighted-Average Rate Pay	4.70%